Note 46 (Tables)	12 Months Ended
Dec. 31, 2021
Provisions or reversal of provisions [Abstract]
Provisions or reversal of provisions [Table Text Block]
For the years ended December 31, 2021, 2020 and 2019, the net provisions recognized in this income statement line item were as follows:

Provisions or reversal of provisions (Millions of Euros)
	Notes	2021	2020	2019
Pensions and other post-employment defined benefit obligations	25	61	210	213
Commitments and guarantees given		8	192	96
Pending legal issues and tax litigation		135	208	171
Other provisions (*)		814	136	133
Total		1,018	746	614
(*) In 2021, it includes a provision for the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 24).